Inventory (Tables)	12 Months Ended
Jun. 30, 2022
Classes Of Inventories [Abstract]
Summary of Inventory

	June 30,
	2022	2021
Raw materials	$832,538	$1,162,142
Components and assemblies	1,838,228	1,618,231
Finished goods – at cost	45,377	—
Total Inventory	$2,716,143	$2,780,373